Client Name:
Client Project Name:	BRAVO 2025-CES1
Start - End Dates:	7/10/2023 - 12/5/2024
Deal Loan Count:	1,099

Conditions Report 2.0

Loans in Report:	1,099
Loans with Conditions:	450

3 - Total Active Conditions
2 - Material Conditions
2 - Credit Review Scope
1 - Category: DTI
1 - Category: Terms/Guidelines
1 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: LTV/CLTV
653 - Total Satisfied Conditions

164 - Credit Review Scope
93 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
10 - Category: Credit/Mtg History
2 - Category: DTI
19 - Category: Income/Employment
6 - Category: Insurance
6 - Category: Legal Documents
1 - Category: LTV/CLTV
7 - Category: Terms/Guidelines
19 - Category: Title
26 - Property Valuations Review Scope
4 - Category: Appraisal
22 - Category: FEMA
463 - Compliance Review Scope
54 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
78 - Category: Compliance Manual
6 - Category: Documentation
63 - Category: RESPA
8 - Category: Right of Rescission
9 - Category: Section 32
44 - Category: State Consumer Protection
3 - Category: State High Cost
197 - Category: TILA/RESPA Integrated Disclosure
6 - Total Waived Conditions

5 - Credit Review Scope
4 - Category: Credit/Mtg History
1 - Category: DTI
1 - Property Valuations Review Scope
1 - Category: Property

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